Investment Portfolio
(UNAUDITED) | 01.31.2020
CARILLON CLARIVEST INTERNATIONAL STOCK FUND
COMMON STOCKS - 95.1%	Shares	Value
Australia - 4.2%
Austal Ltd.	19,179	$ 49,533
BHP Group Ltd.	2,014	51,647
CSL Ltd.	468	96,253
Fortescue Metals Group Ltd.	10,037	74,352
Goodman Group	9,187	90,950
Northern Star Resources Ltd.	7,691	66,251
Resolute Mining Ltd.*	36,203	28,435
Sandfire Resources NL	12,771	46,906
Austria - 1.1%
ams AG*	2,218	90,133
BAWAG Group AG*	1,102	47,630
Belgium - 0.9%
Euronav N.V.	4,881	48,499
UCB S.A.	634	58,342
Denmark - 2.4%
Carlsberg A/S, Class B	454	66,299
GN Store Nord A/S	845	41,912
Novo Nordisk A/S, Class B	1,857	113,039
Royal Unibrew A/S	772	73,393
Finland - 0.5%
Neste OYJ	1,621	64,504
France - 11.2%
Air France-KLM*	9,470	87,732
Atos SE	724	60,040
AXA S.A.	4,392	116,791
BNP Paribas S.A.	1,605	85,174
Cie Generale des Etablissements Michelin	859	99,664
Constellium SE*	3,500	39,760
Eiffage S.A.	1,036	120,087
ENGIE S.A.	6,493	111,766
Pernod Ricard S.A.	317	54,885
Peugeot S.A.	5,459	112,403
Safran S.A.	519	83,682
Sanofi	1,604	154,688
Societe Generale S.A.	2,927	94,717
VINCI S.A.	1,162	128,737
Germany - 6.1%
Allianz SE	207	49,420
Bayer AG	1,165	93,498
Deutsche Lufthansa AG	3,371	51,353
Deutsche Telekom AG	3,053	49,446

HeidelbergCement AG	1,198	80,795
Merck KGaA	1,297	166,314
Muenchener Rueckversicherungs-Gesellschaft AG	234	68,993
ProSiebenSat.1 Media SE	7,781	103,425
TAG Immobilien AG*	2,608	68,736
Hong Kong - 0.8%
CK Hutchison Holdings Ltd.	6,000	53,014
Wheelock and Co. Ltd.	8,000	48,698
Israel - 1.1%
Israel Discount Bank Ltd., Class A	30,222	137,076
Italy - 4.7%
Atlantia SpA	1,547	37,960
Enel SpA	35,858	312,551
Eni SpA	5,322	74,549
Leonardo SpA	11,348	139,422
Japan - 28.2%
Asahi Group Holdings Ltd.	2,400	111,259
Central Glass Co. Ltd.	2,200	47,806
Chubu Electric Power Co., Inc.	3,700	50,249
Cosmo Energy Holdings Co. Ltd.	1,200	23,146
FUJIFILM Holdings Corp.	5,000	248,322
Fujitsu Ltd.	900	95,160
Hitachi Ltd.	5,000	190,438
Hokkaido Electric Power Co., Inc.	6,300	29,546
Hoya Corp.	1,000	95,705
ITOCHU Corp.	11,100	259,307
Kajima Corp.	3,700	46,940
KDDI Corp.	9,900	299,169
Marubeni Corp.	28,400	204,072
Mitsubishi Corp.	2,500	64,089
Mitsubishi UFJ Financial Group, Inc.	21,500	110,394
Mizuho Financial Group, Inc.	38,000	56,351
Morinaga Milk Industry Co. Ltd.	1,300	49,712
NEC Corp.	3,700	164,699
Nichi-iko Pharmaceutical Co. Ltd.	2,600	30,562
Nippon Telegraph & Telephone Corp.	9,900	252,421
Olympus Corp.	6,100	98,559
Ricoh Co. Ltd.	6,300	71,483
Sawai Pharmaceutical Co. Ltd.	1,300	84,481
Sekisui House Ltd.	2,300	49,455
Sojitz Corp.	29,300	92,224
Sony Corp.	2,400	167,825
Sumitomo Corp.	5,000	74,373
The Hiroshima Bank Ltd.	5,100	22,898
Toyota Motor Corp.	3,700	257,252
World Co. Ltd.	2,300	50,414
Netherlands - 7.6%
Aegon N.V.	10,968	44,419
Akzo Nobel N.V.	937	88,423
ASM International N.V.	680	82,638

ASR Nederland N.V.	774	28,800
Koninklijke Ahold Delhaize N.V.	5,302	130,119
Koninklijke Philips N.V.	3,093	141,652
NN Group N.V.	4,793	166,359
NXP Semiconductors N.V.	1,800	228,348
Norway - 0.2%
Austevoll Seafood ASA	2,481	24,189
Singapore - 0.2%
Yanlord Land Group Ltd.	26,400	22,079
Spain - 2.8%
Almirall S.A.	1,639	24,241
Banco Bilbao Vizcaya Argentaria S.A.	7,788	40,315
Banco Santander S.A.	11,472	45,210
Iberdrola S.A.	9,918	108,517
Repsol S.A.	2,362	32,508
Telefonica S.A.	11,868	80,272
Sweden - 0.8%
SSAB AB, Class B	8,391	24,154
Telefonaktiebolaget LM Ericsson, Class B	9,557	75,141
Switzerland - 8.2%
Nestle S.A.	1,300	143,381
Novartis AG	3,459	326,765
Roche Holding AG	718	240,867
Swiss Life Holding AG	246	123,658
UBS Group AG	4,068	50,523
Zurich Insurance Group AG	241	100,043
United Kingdom - 14.1%
3i Group PLC	8,483	123,400
Ashtead Group PLC	2,785	89,894
AstraZeneca PLC	1,458	142,633
Barclays PLC	42,837	94,597
Bellway PLC	938	49,359
BP PLC	14,429	86,864
British American Tobacco PLC	2,652	116,940
Coca-Cola European Partners PLC	1,475	77,600
Dart Group PLC	1,786	40,093
Dialog Semiconductor PLC*	1,777	78,058
GlaxoSmithKline PLC	4,803	112,772
Halma PLC	2,330	64,672
Hammerson PLC	13,294	40,908
Imperial Brands PLC	2,091	53,618
Lloyds Banking Group PLC	93,365	69,700
Redrow PLC	4,507	47,314
Rio Tinto PLC	1,443	77,163
Royal Dutch Shell PLC, Class B	4,155	109,179
Standard Chartered PLC	8,158	67,837
Tesco PLC	46,396	150,904
Total common stocks (cost $10,379,464)		11,457,891

PREFERRED STOCKS - 1.3%
Germany - 1.3%
Volkswagen AG	902	161,831
Total preferred stocks (cost $156,937)		161,831

EXCHANGE TRADED FUNDS - 2.0%
United States - 2.0%
iShares MSCI EAFE ETF	3,600	242,928
Total exchange traded funds (cost $248,092)		242,928
Total investment portfolio (cost $10,784,493) - 98.4%		11,862,650
Other assets in excess of liabilities - 1.6%		191,167
Total net assets - 100.0%		$ 12,053,817

* Non-income producing security
ETF—Exchange Traded Fund

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report, other than Coca-Cola European Partners PLC, Constellium SE, iShares MSCI EAFE ETF, and NXP Semiconductors N.V., which are categorized as Level 1.  The total value of Level 1 and Level 2 investments as of the date of this report is $588,636 and $11,274,014, respectively.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.